Operating Segments - Schedule of Operating Revenues, Costs and Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
REVENUE	R$ 36,850	R$ 34,463	R$ 33,646
COSTS AND EXPENSES
Post-employment obligations	(535)	(482)	(422)
Materials, outsourced services and others expenses (revenues)	140	148	94
Construction costs	(4,072)	(3,536)	(2,036)
COSTS AND EXPENSES	(6,167)	(6,069)	(4,752)
Finance net income (expenses)	1,272	1,500	844
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	6,851	4,120	4,699
Income tax and social contribution tax	1,084	26	946
NET INCOME FOR THE YEAR	5,767	4,094	3,753
Non-controlling interests	3	2	2
Operating Segments [Member] | Generation Segment [Member]
IfrsStatementLineItems [Line Items]
REVENUE	2,875	2,661	2,921
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(347)	(331)	(795)
COSTS AND EXPENSES
Personnel	(148)	(162)	(149)
Employees and managers' income sharing	(16)	(15)	(14)
Post-employment obligations	(59)	(66)	(5)
Materials, outsourced services and others expenses (revenues)	(223)	(395)	(209)
Depreciation and amortization	(327)	(328)	(254)
Operating provisions and impairment	(29)	(18)	(20)
Total cost of operation	(802)	(984)	(651)
COSTS AND EXPENSES	(1,149)	(1,315)	(1,446)
Renegotiation of hydrological risk (Law 14,052/20), net			1,032
Equity in earnings of unconsolidated investees, net	(2)	(2)
Equity in earnings of unconsolidated investees, net			54
INCOME BEFORE FINANCE INCOME (EXPENSES)	1,724	1,344	2,561
Finance net income (expenses)	(11)	(150)	(758)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,713	1,194	1,803
Income tax and social contribution tax	(326)	(307)	(409)
NET INCOME FOR THE YEAR	1,387	887	1,394
Equity holders of the parent	1,387	887	1,394
Operating Segments [Member] | Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
REVENUE	1,091	1,195	1,094
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID
COSTS AND EXPENSES
Personnel	(137)	(135)	(115)
Employees and managers' income sharing	(16)	(11)	(14)
Post-employment obligations	(36)	(42)	3
Materials, outsourced services and others expenses (revenues)	(88)	(96)	(94)
Depreciation and amortization	(1)		(3)
Operating provisions and impairment	(14)	(3)	(12)
Construction costs	(172)	(291)	(184)
Total cost of operation	(464)	(578)	(419)
COSTS AND EXPENSES	(464)	(578)	(419)
Periodic Tariff Revision, net			215
Equity in earnings of unconsolidated investees, net		3
Result of business combination			4
INCOME BEFORE FINANCE INCOME (EXPENSES)	627	620	894
Finance net income (expenses)	(48)	(96)	(395)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	579	524	499
Income tax and social contribution tax	(114)	(174)	(78)
NET INCOME FOR THE YEAR	465	350	421
Equity holders of the parent	465	350	421
Operating Segments [Member] | Tranding Segment [Member]
IfrsStatementLineItems [Line Items]
REVENUE	7,686	7,918	6,430
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(6,318)	(6,880)	(5,735)
COSTS AND EXPENSES
Personnel	(27)	(12)	(20)
Employees and managers' income sharing	(3)	(6)	(3)
Post-employment obligations	(8)	(10)	(1)
Materials, outsourced services and others expenses (revenues)	(18)	(14)	(14)
Depreciation and amortization			(1)
Operating provisions and impairment	(7)	(34)	(14)
Construction costs
Total cost of operation	(63)	(76)	(53)
COSTS AND EXPENSES	(6,381)	(6,956)	(5,788)
INCOME BEFORE FINANCE INCOME (EXPENSES)	1,305	962	642
Finance net income (expenses)	82	34	15
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,387	996	657
Income tax and social contribution tax	(428)	(314)	(224)
NET INCOME FOR THE YEAR	959	682	433
Equity holders of the parent	959	682	433
Operating Segments [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
REVENUE	23,348	20,919	22,345
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(12,656)	(11,938)	(14,853)
COSTS AND EXPENSES
Personnel	(875)	(913)	(847)
Employees and managers' income sharing	(102)	(40)	(94)
Post-employment obligations	(400)	(421)	19
Materials, outsourced services and others expenses (revenues)	(2,157)	(1,786)	(1,524)
Depreciation and amortization	(834)	(738)	(683)
Operating provisions and impairment	(455)	(398)	(198)
Construction costs	(3,600)	(3,193)	(1,802)
Total cost of operation	(8,423)	(7,489)	(5,129)
COSTS AND EXPENSES	(21,079)	(19,427)	(19,982)
INCOME BEFORE FINANCE INCOME (EXPENSES)	2,269	1,492	2,363
Finance net income (expenses)	(253)	(1,115)	(7)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,016	377	2,356
Income tax and social contribution tax	(405)	67	(655)
NET INCOME FOR THE YEAR	1,611	444	1,701
Equity holders of the parent	1,611	444	1,701
Operating Segments [Member] | Gas [Member]
IfrsStatementLineItems [Line Items]
REVENUE	3,618	3,690	2,852
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(2,237)	(2,735)	(2,011)
COSTS AND EXPENSES
Personnel	(73)	(66)	(56)
Employees and managers' income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	(63)	(57)	(48)
Depreciation and amortization	(94)	(91)	(90)
Operating provisions and impairment	2		(6)
Construction costs	(300)	(52)	(50)
Total cost of operation	(528)	(266)	(250)
COSTS AND EXPENSES	(2,765)	(3,001)	(2,261)
INCOME BEFORE FINANCE INCOME (EXPENSES)	853	689	591
Finance net income (expenses)	(9)	(9)	(89)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	844	680	502
Income tax and social contribution tax	(248)	(199)	(142)
NET INCOME FOR THE YEAR	596	481	360
Equity holders of the parent	593	479	358
Non-controlling interests	3	2	2
Operating Segments [Member] | Investees Segments [Member]
IfrsStatementLineItems [Line Items]
REVENUE	18	7	6
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(4)	(1)
COSTS AND EXPENSES
Personnel	(48)	(64)	(53)
Employees and managers' income sharing	(20)	(11)	(9)
Post-employment obligations	(88)	(87)	(32)
Materials, outsourced services and others expenses (revenues)	275	(84)	(117)
Depreciation and amortization	(18)	(25)	(18)
Operating provisions and impairment	(106)	(3)	(114)
Construction costs
Total cost of operation	(5)	(274)	(343)
COSTS AND EXPENSES	(9)	(275)	(343)
Equity in earnings of unconsolidated investees, net	434	842
Equity in earnings of unconsolidated investees, net			128
Gains arising from the sale of non-current asset held for sale	9		109
Result of business combination		5
INCOME BEFORE FINANCE INCOME (EXPENSES)	452	579	(100)
Finance net income (expenses)	(140)	(230)	(1,018)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	312	349	(1,118)
Income tax and social contribution tax	437	901	562
NET INCOME FOR THE YEAR	749	1,250	(556)
Equity holders of the parent	749	1,250	(556)
Operating Segments [Member] | Total Segments [Member]
IfrsStatementLineItems [Line Items]
REVENUE	38,636	36,390	35,648
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(21,562)	(21,885)	(23,394)
COSTS AND EXPENSES
Personnel	(1,308)	(1,352)	(1,240)
Employees and managers' income sharing	(157)	(83)	(134)
Post-employment obligations	(591)	(626)	(16)
Materials, outsourced services and others expenses (revenues)	(2,274)	(2,432)	(2,006)
Depreciation and amortization	(1,274)	(1,182)	(1,049)
Operating provisions and impairment	(609)	(456)	(364)
Construction costs	(4,072)	(3,536)	(2,036)
Total cost of operation	(10,285)	(9,667)	(6,845)
COSTS AND EXPENSES	(31,847)	(31,552)	(30,239)
Periodic Tariff Revision, net			215
Renegotiation of hydrological risk (Law 14,052/20), net			1,032
Equity in earnings of unconsolidated investees, net	432	843
Equity in earnings of unconsolidated investees, net			182
Gains arising from the sale of non-current asset held for sale	9		109
Result of business combination		5	4
INCOME BEFORE FINANCE INCOME (EXPENSES)	7,230	5,686	6,951
Finance net income (expenses)	(379)	(1,566)	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	6,851	4,120	4,699
Income tax and social contribution tax	(1,084)	(26)	(946)
NET INCOME FOR THE YEAR	5,767	4,094	3,753
Equity holders of the parent	5,764	4,092	3,751
Non-controlling interests	3	2	2
Operating Segments [Member] | Intersegment Transactions Segments [Member]
IfrsStatementLineItems [Line Items]
REVENUE	(1,208)	(1,423)	(1,575)
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	1,208	1,423	1,575
COSTS AND EXPENSES
Personnel
Employees and managers' income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total cost of operation
COSTS AND EXPENSES	1,208	1,423	1,575
Operating Segments [Member] | Reconciliation Segments [Member]
IfrsStatementLineItems [Line Items]
REVENUE	(578)	(504)	(427)
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	532	442	370
COSTS AND EXPENSES
Personnel
Employees and managers' income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	46	62	57
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total cost of operation	46	62	57
COSTS AND EXPENSES	578	504	427
Operating Segments [Member] | All Other Segments [Member]
IfrsStatementLineItems [Line Items]
REVENUE	36,850	34,463	33,646
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(19,822)	(20,020)	(21,449)
COSTS AND EXPENSES
Personnel	(1,308)	(1,352)	(1,240)
Employees and managers' income sharing	(157)	(83)	(134)
Post-employment obligations	(591)	(626)	(16)
Materials, outsourced services and others expenses (revenues)	(2,228)	(2,370)	(1,949)
Depreciation and amortization	(1,274)	(1,182)	(1,049)
Operating provisions and impairment	(609)	(456)	(364)
Construction costs	(4,072)	(3,536)	(2,036)
Total cost of operation	(10,239)	(9,605)	(6,788)
COSTS AND EXPENSES	(30,061)	(29,625)	(28,237)
Periodic Tariff Revision, net			215
Renegotiation of hydrological risk (Law 14,052/20), net			1,032
Equity in earnings of unconsolidated investees, net	432	843
Equity in earnings of unconsolidated investees, net			182
Gains arising from the sale of non-current asset held for sale	9		109
Result of business combination		5	4
INCOME BEFORE FINANCE INCOME (EXPENSES)	7,230	5,686	6,951
Finance net income (expenses)	(379)	(1,566)	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	6,851	4,120	4,699
Income tax and social contribution tax	(1,084)	(26)	(946)
NET INCOME FOR THE YEAR	5,767	4,094	3,753
Equity holders of the parent	5,764	4,092	3,751
Non-controlling interests	R$ 3	R$ 2	R$ 2